UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2019

Date of Reporting Period: 12/31/2018

Item 1. Schedule of Investments.

NICHOLAS EQUITY INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF DECEMBER 31, 2018

SHARES OR
PRINCIPAL
AMOUNT		VALUE
------------		------------
COMMON STOCKS -- 94.82%
	Consumer Discretionary - Durables &
	Apparel - 1.05%
47,000	Hasbro, Inc.	3,818,750
		------------

	Consumer Discretionary - Retailing - 3.24%
31,000	Genuine Parts Company	2,976,620
28,500	Home Depot, Inc. (The)	4,896,870
86,500	TJX Companies, Inc. (The)	3,870,010
		------------
		11,743,500
		------------

	Consumer Discretionary - Services - 1.27%
43,646	Cedar Fair, L.P.	2,064,456
46,000	Six Flags Entertainment Corporation	2,558,980
		------------
		4,623,436
		------------

	Consumer Services - Telecommunications
	Services - 1.97%
250,000	AT&T Inc.	7,135,000
		------------

	Consumer Staples - Food & Staples
	Retailing - 1.20%
63,500	Walgreens Boots Alliance, Inc.	4,338,955
		------------

	Consumer Staples - Food, Beverage &
	Tobacco - 5.83%
202,440	Conagra Brands, Inc.	4,324,118
160,000	General Mills, Inc.	6,230,400
134,000	Kraft Heinz Company (The)	5,767,360
72,000	Philip Morris International Inc.	4,806,720
		------------
		21,128,598
		------------

	Consumer Staples - Household & Personal
	Products - 1.50%
59,000	Proctor & Gamble Company (The)	5,423,280
		------------

	Energy - Energy - 4.61%
79,500	Chevron Corporation	8,648,805
175,000	EnLink Midstream Partners LP	1,926,750
119,100	Enterprise Products Partners L.P.	2,928,669
145,183	Williams Companies, Inc. (The)	3,201,285
		------------
		16,705,509
		------------

	Financials - Banks - 6.91%
325,000	First Horizon National Corporation	4,277,000
74,000	JPMorgan Chase & Co.	7,223,880
68,500	PNC Financial Services Group, Inc. (The)	8,008,335
112,500	Webster Financial Corporation	5,545,125
		------------
		25,054,340
		------------

	Financials - Diversified - 3.30%
114,600	Cohen & Steers, Inc.	3,933,072

96,000	Northern Trust Corporation	8,024,640
		------------
		11,957,712
		------------

	Financials - Insurance - 4.08%
105,000	Arthur J. Gallagher & Co.	7,738,500
54,500	Chubb Limited	7,040,310
		------------
		14,778,810
		------------

	Health Care - Equipment & Services - 10.29%
117,500	Abbott Laboratories	8,498,775
112,500	Medtronic Public Limited Company	10,233,000
96,000	Quest Diagnostics Incorporated	7,993,920
36,500	ResMed Inc.	4,156,255
172,500	Smith & Nephew PLC sponsored ADR	6,448,050
		------------
		37,330,000
		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 6.23%
96,000	Gilead Sciences, Inc.	6,004,800
76,000	Johnson & Johnson	9,807,800
155,000	Pfizer Inc.	6,765,750
		------------
		22,578,350
		------------

	Industrials - Capital Goods - 8.00%
95,000	Emerson Electric Co.	5,676,250
33,000	Harris Corporation	4,443,450
20,500	Raytheon Company	3,143,675
68,000	Snap-on Incorporated	9,879,720
49,000	Stanley Black & Decker, Inc.	5,867,260
		------------
		29,010,355
		------------

	Industrials - Commercial & Professional
	Services - 1.75%
132,800	KAR Auction Services, Inc.	6,337,216
		------------

	Industrials - Transportation - 1.23%
92,500	Ryder System, Inc.	4,453,875
		------------

	Information Technology - Hardware &
	Equipment - 4.13%
61,400	Apple Inc.	9,685,236
122,500	Cisco Systems, Inc.	5,307,925
		------------
		14,993,161
		------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 5.96%
64,500	Analog Devices, Inc.	5,536,035
137,500	Intel Corporation	6,452,875
40,000	Maxim Integrated Products, Inc.	2,034,000
31,500	Microchip Technology Incorporated	2,265,480
62,500	Xilinx, Inc.	5,323,125
		------------
		21,611,515
		------------

	Information Technology - Software &
	Services - 4.97%
60,000	Fidelity National Information Services, Inc.	6,153,000
117,000	Microsoft Corporation	11,883,690
		------------
		18,036,690
		------------

	Materials - 5.44%
66,500	Avery Dennison Corporation	5,973,695
165,000	PolyOne Corporation	4,719,000

60,000	RPM International, Inc.	3,526,800
98,500	Sensient Technologies Corporation	5,501,225
		------------
		19,720,720
		------------

	Real Estate - 8.37%
52,500	CyrusOne Inc.	2,776,200
55,212	Digital Realty Trust, Inc.	5,882,839
12,500	Equinix, Inc.	4,407,000
145,000	QTS Realty Trust, Inc. - Class A	5,372,250
121,300	W.P. Carey Inc.	7,925,742
182,500	Weyerhaeuser Company	3,989,450
		------------
		30,353,481
		------------

	Utilities - 3.49%
134,000	CMS Energy Corporation	6,653,100
86,500	WEC Energy Group, Inc.	5,990,990
		-----------
		12,644,090
		-----------

	TOTAL COMMON STOCKS	343,777,343
	(cost $304,605,446)	-----------

SHORT-TERM INVESTMENTS - 4.50%
	U.S. Government Sercurities - 3.86%
$5,000,000	U.S. Treasury Bill 01/03/2019, 2.197%	4,999,698
5,000,000	U.S. Treasury Bill 01/09/2019, 1.892%	4,998,186
4,000,000	U.S. Treasury Bill 01/17/2019, 2.264%	3,996,281
		------------
		13,994,165
		------------

	Money Market Funds - 0.64%
2,217,504	Invesco Treasury Portfolio Short-Term
Investments Trust (Institutional Class),
	7-day net yield 2.30%	2,217,504

119,085	Morgan Stanley Liquidity Funds Government
Portfolio (Institutional Class), 7-day
	net yield 2.32%	119,085

		------------
		2,336,589
		------------

	TOTAL SHORT-TERM INVESTMENTS	16,330,754
	(cost $16,330,754)	------------

	TOTAL INVESTMENTS	360,108,097
	(cost $320,936,200) - 99.32%	------------

	OTHER ASSETS, NET OF LIABILITIES - 0.68%	2,471,070
		------------
	TOTAL NET ASSETS
(basis of percentages disclosed
	above) - 100%	$362,579,167
		------------
		------------

% of net assets.

As of December 31, 2018, investment cost for federal tax purposes was
$315,965,387 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$ 72,010,717
Unrealized depreciation	(27,868,007)
------------
Net unrealized appreciation	$ 44,142,710
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$343,777,343
Money Market Fund	2,336,589
Level 2 -
U.S. Government Securities	13,994,165
Convertible Preferred Stock(1)	--
Level 3 -
None	--
------------
Total	$360,108,097
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: February 19, 2019

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: February 19, 2019

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: February 19, 2019